Financial assets and liabilities analysis per instrument class and strategy (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 104,041	$ 96,173	$ 72,671
Total non-financial assets	199,823	197,285	193,461
TOTAL ASSETS	303,864	293,458	266,132
Fair value, financial assets	104,041	96,173	72,671
Total financial liabilities	(137,786)	(129,050)	(115,381)
Total non-financial liabilities	(166,078)	(164,408)	(150,751)
TOTAL LIABILITIES	(303,864)	(293,458)	(266,132)
Fair value, financial liabilities	(136,009)	(132,686)	(121,410)
Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(45,264)	(49,512)	(60,203)
Fair value, financial liabilities	(43,471)	(53,144)	(66,210)
Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(41,346)	(36,837)	(23,574)
Fair value, financial liabilities	(41,346)	(36,837)	(23,574)
Impact of offsetting on accounts payable	10,156	4,584	1,844
Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(35,186)	(27,294)	(14,302)
Fair value, financial liabilities	(35,186)	(27,294)	(14,302)
Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(15,502)	(15,035)	(17,099)
Fair value, financial liabilities	(15,518)	(15,039)	(17,121)
Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(488)	(372)	(203)
Fair value, financial liabilities	(488)	(372)	(203)
Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,733	4,532	5,129
Fair value, financial assets	3,733	4,532	5,129
Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,051	1,625	2,007
Fair value, financial assets	1,051	1,625	2,007
Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,731	2,404	4,781
Fair value, financial assets	2,731	2,404	4,781
Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,087	2,419	2,745
Fair value, financial assets	2,087	2,419	2,745
Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	24,378	21,983	14,068
Fair value, financial assets	24,378	21,983	14,068
Impact of offsetting on accounts receivable	(10,156)	(4,584)	(1,844)
Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	28,289	29,553	8,043
Fair value, financial assets	28,289	29,553	8,043
Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	8,746	12,315	4,630
Fair value, financial assets	8,746	12,315	4,630
Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	33,026	21,342	31,268
Fair value, financial assets	33,026	21,342	31,268
Amortised cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(114,495)	(110,973)	(109,778)
Amortised cost | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(41,235)	(47,973)	(58,470)
Amortised cost | Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(41,346)	(36,837)	(23,574)
Amortised cost | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(16,412)	(11,128)	(10,635)
Amortised cost | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(15,502)	(15,035)	(17,099)
Fair value through P&L - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(18,503)	(15,363)	(3,883)
Fair value through P&L - liabilities | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(283)	(41)	(118)
Fair value through P&L - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(17,994)	(15,266)	(3,666)
Fair value through P&L - liabilities | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(226)	(56)	(99)
Other comprehensive income - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(780)	(900)
Other comprehensive income - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(780)	(900)
Fair value of bonds hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(4,008)	(1,814)	(1,720)
Fair value of bonds hedging instruments | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(3,746)	(1,498)	(1,615)
Fair value of bonds hedging instruments | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(1)
Fair value of bonds hedging instruments | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(262)	(316)	(104)
Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	80,257	70,265	65,391
Amortized cost | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,733	4,532	5,129
Amortized cost | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,428	847	1,019
Amortized cost | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,087	2,419	2,745
Amortized cost | Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	24,378	21,983	14,068
Amortized cost | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	8,069	7,141	6,615
Amortized cost | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	7,536	12,001	4,547
Amortized cost | Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	33,026	21,342	31,268
Fair value through P&L - assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	22,022	23,161	3,258
Fair value through P&L - assets | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	932	1,052	1,224
Fair value through P&L - assets | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	490	770	541
Fair value through P&L - assets | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	19,529	21,067	1,428
Fair value through P&L - assets | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,071	272	65
Other Comprehensive Income
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	947	1,918	783
Other Comprehensive Income | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	119	573	783
Other Comprehensive Income | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	691	1,345
Other Comprehensive Income | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	137
Fair value of bonds hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	815	829	3,239
Fair value of bonds hedging instruments | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	813	787	3,221
Fair value of bonds hedging instruments | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 2	$ 42	$ 18